Property and Equipment, Net (Details) - Schedule of property and equipment - Property, Plant and Equipment [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 1,483,303	$ 1,202
Less accumulated depreciation and amortization	(628,178)	(525)
PROPERTY AND EQUIPMENT, NET	855,125	677
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	29,256
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	8,097
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	577	431
Site installations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	176,150
Cell phones [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	1,258,902
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	9,408	153
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	225	203
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 688	$ 415